Accrued Other (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Other [Abstract]
Refund liability	$ 15,683	$ 14,544	$ 8,306
Deferred social security taxes - COVID	0	378	378
Current portion of finance lease liability	623	425	0
Other	2,692	2,453	5,108
Total accrued other	$ 22,873	$ 17,800	$ 13,792